Schedule of Investments(a)
March 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.81%
Aerospace & Defense–1.10%
Northrop Grumman Corp.	10,510	$5,030,717
Air Freight & Logistics–1.13%
United Parcel Service, Inc., Class B	34,874	5,183,323
Apparel Retail–0.77%
TJX Cos., Inc. (The)	34,728	3,522,114
Apparel, Accessories & Luxury Goods–0.75%
Cie Financiere Richemont S.A. (Switzerland)	22,412	3,412,012
Application Software–1.00%
Intuit, Inc.	6,997	4,548,050
Asset Management & Custody Banks–1.32%
BlackRock, Inc.	7,256	6,049,327
Building Products–1.62%
Carlisle Cos., Inc.	4,666	1,828,372
Fortune Brands Innovations, Inc.	6,147	520,466
Johnson Controls International PLC	77,637	5,071,249
		7,420,087
Construction Machinery & Heavy Transportation Equipment– 1.08%
Caterpillar, Inc.	13,491	4,943,507
Construction Materials–1.67%
CRH PLC	88,458	7,630,387
Consumer Finance–1.17%
American Express Co.	23,574	5,367,564
Consumer Staples Merchandise Retail–2.85%
Walmart, Inc.	216,774	13,043,292
Distillers & Vintners–1.00%
Constellation Brands, Inc., Class A	16,832	4,574,264
Distributors–0.58%
LKQ Corp.	49,897	2,664,999
Diversified Banks–7.91%
Fifth Third Bancorp(b)	77,653	2,889,468
JPMorgan Chase & Co.	72,437	14,509,131
PNC Financial Services Group, Inc. (The)(b)	51,145	8,265,032
Wells Fargo & Co.(b)	181,063	10,494,412
		36,158,043
Electric Utilities–3.52%
American Electric Power Co., Inc.(b)	50,872	4,380,079
Entergy Corp.(b)	61,416	6,490,443
PPL Corp.	188,648	5,193,480
		16,064,002
Electrical Components & Equipment–2.71%
ABB Ltd. (Switzerland)	85,796	3,980,102
Shares		Value
Electrical Components & Equipment–(continued)
Emerson Electric Co.	36,096	$4,094,008
Hubbell, Inc.	10,398	4,315,690
		12,389,800
Electronic Manufacturing Services–1.40%
TE Connectivity Ltd.	44,076	6,401,598
Financial Exchanges & Data–1.07%
CME Group, Inc., Class A	22,613	4,868,353
Food Distributors–1.10%
Sysco Corp.	61,717	5,010,186
Health Care Equipment–4.46%
Becton, Dickinson and Co.	36,334	8,990,848
Stryker Corp.	12,185	4,360,646
Zimmer Biomet Holdings, Inc.(b)	53,199	7,021,204
		20,372,698
Health Care Services–1.12%
CVS Health Corp.(b)	64,336	5,131,439
Home Improvement Retail–1.54%
Lowe’s Cos., Inc.	27,588	7,027,491
Household Products–1.88%
Colgate-Palmolive Co.	95,637	8,612,112
Human Resource & Employment Services–0.75%
Automatic Data Processing, Inc.	13,764	3,437,421
Industrial Conglomerates–1.65%
General Electric Co.	42,833	7,518,476
Industrial Machinery & Supplies & Components–1.59%
Parker-Hannifin Corp.	13,074	7,266,398
Industrial REITs–1.49%
Prologis, Inc.(b)	52,293	6,809,594
Integrated Oil & Gas–2.84%
Chevron Corp.	82,204	12,966,859
Integrated Telecommunication Services–1.05%
Deutsche Telekom AG (Germany)	197,171	4,786,225
Interactive Home Entertainment–0.73%
Electronic Arts, Inc.	25,204	3,343,815
Investment Banking & Brokerage–3.44%
Charles Schwab Corp. (The)	78,683	5,691,928
Morgan Stanley	106,488	10,026,910
		15,718,838
IT Consulting & Other Services–1.11%
Accenture PLC, Class A	14,682	5,088,928
Life Sciences Tools & Services–0.55%
Lonza Group AG (Switzerland)	4,220	2,521,865

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Dividend Fund

Shares		Value
Managed Health Care–1.67%
UnitedHealth Group, Inc.	15,397	$7,616,896
Movies & Entertainment–1.90%
Walt Disney Co. (The)(b)	70,850	8,669,206
Multi-Family Residential REITs–0.61%
Mid-America Apartment Communities, Inc.	21,026	2,766,601
Multi-line Insurance–1.96%
American International Group, Inc.	114,492	8,949,840
Multi-Utilities–2.12%
Ameren Corp.	38,263	2,829,932
Public Service Enterprise Group, Inc.	48,947	3,268,681
WEC Energy Group, Inc.(b)	43,945	3,608,763
		9,707,376
Oil & Gas Exploration & Production–3.32%
ConocoPhillips	71,390	9,086,519
Marathon Oil Corp.	215,302	6,101,659
		15,188,178
Oil & Gas Storage & Transportation–0.59%
Cheniere Energy, Inc.	16,699	2,693,215
Packaged Foods & Meats–1.22%
Nestle S.A. (Switzerland)	52,425	5,570,154
Personal Care Products–0.54%
L’Oreal S.A. (France)	5,194	2,459,731
Pharmaceuticals–5.95%
AstraZeneca PLC (United Kingdom)	39,504	5,307,117
Johnson & Johnson	65,658	10,386,439
Merck & Co., Inc.	87,299	11,519,103
		27,212,659
Property & Casualty Insurance–1.20%
Hartford Financial Services Group, Inc. (The)	53,213	5,483,600
Rail Transportation–1.70%
Union Pacific Corp.	31,566	7,763,026
Restaurants–3.23%
Darden Restaurants, Inc.(b)	14,542	2,430,695
McDonald’s Corp.	26,945	7,597,143
Starbucks Corp.	52,021	4,754,199
		14,782,037
Semiconductor Materials & Equipment–0.94%
Lam Research Corp.	4,437	4,310,856
Semiconductors–2.57%
Analog Devices, Inc.	46,044	9,107,043
Shares		Value
Semiconductors–(continued)
Broadcom, Inc.	1,983	$2,628,288
		11,735,331
Specialty Chemicals–2.39%
DuPont de Nemours, Inc.	72,865	5,586,560
PPG Industries, Inc.	36,899	5,346,665
		10,933,225
Systems Software–2.28%
Microsoft Corp.	24,747	10,411,558
Technology Hardware, Storage & Peripherals–0.93%
Dell Technologies, Inc., Class C	37,385	4,266,002
Timber REITs–0.95%
Weyerhaeuser Co.	121,241	4,353,764
Tobacco–2.06%
Philip Morris International, Inc. (Switzerland)	102,873	9,425,224
Transaction & Payment Processing Services–1.73%
Visa, Inc., Class A(b)	28,265	7,888,196
Total Common Stocks & Other Equity Interests (Cost $336,739,889)		447,070,459
Money Market Funds–1.43%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(c)(d)	2,282,885	2,282,885
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(c)(d)	1,629,601	1,630,253
Invesco Treasury Portfolio, Institutional Class, 5.21%(c)(d)	2,609,011	2,609,011
Total Money Market Funds (Cost $6,521,911)		6,522,149
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.24% (Cost $343,261,800)		453,592,608
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–9.69%
Invesco Private Government Fund, 7.57%(c)(d)(e)	13,278,916	13,278,916
Invesco Private Prime Fund, 5.49%(c)(d)(e)	31,006,123	31,021,626
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $44,300,542)		44,300,542
TOTAL INVESTMENTS IN SECURITIES–108.93% (Cost $387,562,342)		497,893,150
OTHER ASSETS LESS LIABILITIES—(8.93)%		(40,836,783)
NET ASSETS–100.00%		$457,056,367
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Dividend Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at March 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,052,089	$7,891,803	$(9,661,007)	$-	$-	$2,282,885	$40,430
Invesco Liquid Assets Portfolio, Institutional Class	2,894,590	5,637,002	(6,900,719)	(577)	(43)	1,630,253	29,787
Invesco Treasury Portfolio, Institutional Class	4,630,959	9,019,204	(11,041,152)	-	-	2,609,011	46,098
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,610,107	94,700,707	(87,031,898)	-	-	13,278,916	91,152*
Invesco Private Prime Fund	16,290,223	172,320,370	(157,584,697)	(1,377)	(2,893)	31,021,626	223,368*
Total	$33,477,968	$289,569,086	$(272,219,473)	$(1,954)	$(2,936)	$50,822,691	$430,835

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$419,033,253	$28,037,206	$—	$447,070,459
Money Market Funds	6,522,149	44,300,542	—	50,822,691
Total Investments	$425,555,402	$72,337,748	$—	$497,893,150
Invesco V.I. Diversified Dividend Fund